Note 10 - a.1) Financing, Long-term debt, foreign (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Issuance of Debt 1
US$	$ 6,000
Issuance of debt portion
US$	2,500
Interest Rate	3.875%
Issuance of debt portion
US$	2,500
Interest Rate	5.375%
Issuance of debt portion
US$	1,000
Interest Rate	6.75%
Issuance of Debt 2
US$	750
Issuance of debt portion
Addition to interest rate	1.50%
Issuance of Debt 3
US$	650
Issuance of debt portion
US$	150
Addition to interest rate	1.25%
Issuance of debt portion
US$	500
Addition to interest rate	1.10%
Issuance of Debt 4
US$	2,000
Issuance of debt portion
US$	1,500
Addition to interest rate	1.476%
Issuance of debt portion
US$	500
Addition to interest rate	1.30%
Issuance of Debt 5
US$	643
Issuance of debt portion
US$	300
Addition to interest rate	0.45%
Issuance of debt portion
US$	343
Addition to interest rate	0.85%
Total amount of issuance of debt
US$	$ 10,043